INCOME TAX - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current taxes:
Foreign		$ 6	$ 9
Total current taxes		6	9
Total Income Tax Expense	$ 0	$ 6	$ 9